UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kochis Fitz
Address: 60 Spear Street, Suite 1100

         San Francisco, CA  94105

13F File Number:  028-11864

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael H. Kossman
Title:     Chief Operating Officer
Phone:     415.394.6670

Signature, Place, and Date of Signing:

     Michael H. Kossman     San Francisco, CA     October 30, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     16

Form13F Information Table Value Total:     $197,381 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARCLAYS BK PLC                NT DJAIG CMD36   06738C778     3579    77118 SH       SOLE                    77118        0        0
BARCLAYS BK PLC                IDX GSC 2015     06738C794    14265   335496 SH       SOLE                   335496        0        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207    41265    13001 SH       SOLE                    13001        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     2874     3000 SH       SOLE                     3000        0        0
EXXON MOBIL CORP               COM              30231G102      421     6279 SH       SOLE                     6279        0        0
GENERAL ELECTRIC CO            COM              369604103      864    24463 SH       SOLE                    24463        0        0
ISHARES TR                     RUSSELL 1000     464287622    13339   184646 SH       SOLE                   184646        0        0
ISHARES TR                     DJ US REAL EST   464287739      254     3290 SH       SOLE                     3290        0        0
ISHARES TR                     MSCI EAFE IDX    464287465     9670   142737 SH       SOLE                   142737        0        0
ISHARES TR                     RUSSELL1000GRW   464287614     6015   115412 SH       SOLE                   115412        0        0
ISHARES TR                     RUSSELL1000VAL   464287598     5407    70157 SH       SOLE                    70157        0        0
ISHARES TR                     RUSSELL 2000     464287655      717     9965 SH       SOLE                     9965        0        0
ISHARES TR                     RUSL 2000 VALU   464287630      486     6591 SH       SOLE                     6591        0        0
ISHARES TR                     S&P 500 INDEX    464287200    23907   178742 SH       SOLE                   178742        0        0
ISHARES TR                     MSCI EMERG MKT   464287234    16149   166879 SH       SOLE                   166879        0        0
SPDR TR                        UNIT SER 1       78462F103    58169   435463 SH       SOLE                   435463        0        0